SEGMENT FINANCIAL DATA - Schedule of Reconciliation of Revenue from Segments to Consolidated (Details) - USD ($) $ in Millions		3 Months Ended								12 Months Ended
	May 14, 2023	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Operating profit		$ 774	$ 763	$ 724	$ 385	$ 539	$ 510	$ 651	$ 460	$ 2,646	$ 2,160	$ 3,984
Corporate and other										(201)	(214)	(126)
Restructuring costs										(108)	(75)	(20)
Amortization of acquired intangibles										(689)	(143)	(46)
Acquisition on step-up amortization										(282)	(41)	(51)
Acquisition/divestiture-related costs										(95)	(123)	(31)
Viessmann-related hedges										(86)	(96)	0
CCR gain	$ (292)									318	0	0
Gain on liability adjustment										46	0	0
Bridge loan financing costs										0	(3)	0
TCC acquisition-related gain										0	(8)	705
Chubb gain										0	0	1,105
Russia/Ukraine asset impairment										0	0	(3)
Charge resulting from legal matter										0	0	(22)
Non-service pension benefit (expense)										(1)	(1)	(4)
Interest (expense) income, net										(371)	(160)	(157)
Earnings before income taxes										2,274	1,999	3,823
Operating Segments
Segment Reporting Information [Line Items]
Operating profit										$ 3,743	$ 2,863	$ 2,473